LEASES - Lease obligations in future periods (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Operating lease payments
Twelve months ending December 31, 2023	$ 265,601
Twelve months ending December 31, 2024	95,690
Twelve months ending December 31, 2025	63,120
Twelve months ending December 31, 2026	14,982
Total lease payments	439,393	$ 698,106
Less: discount	(22,205)	(42,342)
Present value of lease liabilities	417,188	655,764
Finance lease payments
Twelve months ending December 31, 2023	278,610
Twelve months ending December 31, 2024	269,675
Twelve months ending December 31, 2025	202,256
Total lease payments	750,541	318,902
Less: discount	(58,657)	(12,969)
Present value of lease liabilities	691,884	305,933
Lease payments
Twelve months ending December 31, 2023	544,211
Twelve months ending December 31, 2024	365,365	704,441
Twelve months ending December 31, 2025	265,376	195,714
Twelve months ending December 31, 2026	14,982	64,268
Twelve months ending December 31, 2027		52,585
Total lease payments	1,189,934	1,017,008
Less: discount	(80,862)	(55,311)
Present value of lease liabilities	1,109,072	961,697
Outstanding balance of operating lease payments	$ 215,763	$ 557,677